Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents		$ 299,653			¥ 1,685,054	¥ 1,949,631	$ 199,409	¥ 1,297,418	¥ 644,415
Restricted cash		37,271				242,494		1,963,561
Inventories		109				710		4,431
Prepaid expenses and other current assets		143,514				933,750		777,131
Amounts due from related parties		17,561				114,256		182,615
Total current assets		652,528				4,245,542		5,158,561
Non-current assets:
Property and equipment, net		510,186				3,319,424		3,781,613
Intangible assets, net		61,650			1,274,166	401,115		977,341
Land use rights, net		25,156				163,671		167,646
Goodwill		152,088			1,755,970	989,530	$ 269,888	1,755,970	¥ 1,755,970
Deferred tax assets		26,562				172,818		100,676
Other non-current assets		12,539				81,581		147,302
Long-term investments		78,528				510,926		298,871
Total non-current assets		870,329				5,662,619		7,262,963
Total assets		1,522,857				9,908,161		12,421,524
Current liabilities:
Short-term bank borrowings		7,685				50,000		1,683,676
Accounts and notes payable		38,869				252,892		529,569
Accrued expenses and other payables		100,999				657,133		787,916
Advance from customers		61,977				403,244		201,397
Deferred revenue		8,569				55,753		320,023
Income tax payable		2,046				13,309		21,899
Amount due to related parties		8,557				55,675		121,928
Current portion of capital lease obligation		30,942				201,315		243,723
Deferred government grants		703				4,574		5,107
Total current liabilities		272,862				1,775,323		4,373,857
Non-current liabilities:
Deferred revenue								62,531
Non-current portion of capital lease obligations		92,354				600,882		536,623
Unrecognized tax benefits		2,538				16,511		28,689
Deferred tax liabilities		29,337				190,873		274,700
Deferred government grants		2,745				17,861		25,886
Total non-current liabilities		450,615				2,931,834		1,196,650
Total liabilities		723,477				4,707,157		5,570,507
Net revenues		521,449	¥ 3,392,705	¥ 3,641,774	3,634,372
Net loss		(141,040)	(917,644)	(931,922)	(401,275)
Net cash provided by operating activities		61,835	402,310	83,620	216,834
Net cash provided by (used in) investing activities		(107,486)	(699,336)	(841,017)	(370,130)
Net cash (used in) provided by financing activities		167,459	1,089,537	209,472	1,115,032
Net increase (decrease) in cash and cash equivalents		100,244	652,213	(387,636)	1,040,639
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents		35,915				233,673		239,874
Restricted cash		22,959				149,375		68,709
Accounts receivable (net of allowance for doubtful debt of RMB80,313 and RMB70,627 (US$10,855) as of December 31, 2016 and 2017, respectively)		52,607				342,276		555,509
Inventories								4,320
Prepaid expenses and other current assets		124,425				809,546		636,776
Amounts due from related parties		13,345				86,824		82,350
Total current assets		249,251				1,621,694		1,587,538
Non-current assets:
Property and equipment, net		358,290				2,331,139		2,501,578
Intangible assets, net		6,948				45,203		555,649
Land use rights, net		11,398				74,162		76,044
Goodwill		46,563				302,956		1,146,570
Deferred tax assets		26,009				169,224		97,063
Other non-current assets		10,377				67,517		112,822
Long-term investments		54,700				355,894		266,748
Total non-current assets		514,285				3,346,095		4,756,474
Total assets		763,536				4,967,789		6,344,012
Current liabilities:
Short-term bank borrowings		7,685				50,000		183,676
Accounts and notes payable		24,280				157,970		441,847
Accrued expenses and other payables		56,590				368,190		525,613
Advance from customers		61,977				403,244		201,397
Deferred revenue		7,639				49,699		311,191
Income tax payable		1,137				7,400		25,466
Amount due to inter-companies	[1]	286,458				1,863,780		1,221,897
Amount due to related parties		2,467				16,053		53,295
Current portion of capital lease obligation		30,942				201,315		203,394
Current portion of long-term bank borrowings		10,803				70,289		12,564
Deferred government grants		703				4,574		5,107
Total current liabilities		490,681				3,192,514		3,185,447
Non-current liabilities:
Amount due to inter-companies	[1]	156,921				1,020,972		1,052,734
Long-term bank borrowings		28,839				187,638		219,055
Deferred revenue		0				0		62,531
Non-current portion of capital lease obligations		105,617				687,176		581,568
Unrecognized tax benefits		2,033				13,225		24,153
Deferred tax liabilities		16,805				109,339		182,877
Deferred government grants		2,745				17,861		25,886
Total non-current liabilities		312,960				2,036,211		2,148,804
Total liabilities		803,641				¥ 5,228,725		¥ 5,334,251
Net revenues		396,369	2,578,893	2,938,319	3,066,090
Net loss		(87,207)	(567,395)	(674,685)	(35,811)
Net cash provided by operating activities		55,984	364,246	141,364	270,358
Net cash provided by (used in) investing activities		(92,429)	(601,368)	(470,955)	105,635
Net cash (used in) provided by financing activities		35,492	230,921	178,283	(354,408)
Net increase (decrease) in cash and cash equivalents		$ (953)	¥ (6,201)	¥ (151,308)	¥ 21,585

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.